CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Total	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]
Beginning Balance (shares) at Dec. 31, 2016	94,965,602
Beginning Balance at Dec. 31, 2016	$ 45,377,232	$ 105,963,093	$ 32,984,958	$ (93,570,819)
Statement [Line Items]
Exercise of stock options (shares)	1,688,333
Exercise of stock options	$ 1,433,333	1,433,333
Transfer of stock option value		625,370	(625,370)
Share-based payments	388,097		388,097
Loss and comprehensive loss	$ (2,661,589)			(2,661,589)
Ending Balance (shares) at Dec. 31, 2017	96,653,935
Ending Balance at Dec. 31, 2017	$ 44,537,073	108,021,796	32,747,685	(96,232,408)
Statement [Line Items]
Gross proceeds	$ 3,340,826	3,340,826
Gross proceeds (Shares)	2,905,066
Issuance costs	$ (152,825)	(152,825)
Allocation of warrant value		(319,000)	319,000
Exercise of stock options (shares)	1,225,000
Exercise of stock options	$ 732,500	732,500
Transfer of stock option value		267,916	(267,916)
Share-based payments	685,393		685,393
Loss and comprehensive loss	$ (2,856,160)			(2,856,160)
Ending Balance (shares) at Dec. 31, 2018	100,784,001
Ending Balance at Dec. 31, 2018	$ 46,286,807	$ 111,891,213	$ 33,484,162	$ (99,088,568)